Share-based payments - Details share-based payment arrangements Materialise (Details) € / shares in Units, € in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2023 Option € / shares	Oct. 31, 2023 Option € / shares	Dec. 31, 2023 EUR (€) Option Y € / shares shares	Dec. 31, 2022
Share-based payment plans
vesting% second period			25.00%
Exercise price range 1			€ 6.45
IPO plan
Share-based payment plans
Number of shares for each warrant | shares			1
Contractual term			10 years	10 years
vesting% first period			25.00%
vesting% second period			25.00%
vesting% fourth period			25.00%
Number of warrants granted 1 | Option			979,898
vesting% third period			25.00%
Number of warrants granted 2 | Option			36,151
Exercise price range 1			€ 8.81
Exercise price range 2			€ 18,180
warrants Or Rights remaining outstanding | €			€ 0
2015 Warrant Plan
Share-based payment plans
Number of shares for each warrant | shares			1
Contractual term			10	10
vesting% first period			20.00%
vesting% second period			30.00%
Number of warrants granted 1 | Option			350,000
vesting% third period			40.00%
Number of warrants granted 2			2,000
Exercise price range 2			€ 10.08
Maximum number of warrants | shares			1,400,000
Number of warrants exercised | Option			0
2023 Warrant Plan
Share-based payment plans
Number of shares for each warrant | shares			1
Contractual term			7 years
vesting% first period			10.00%
vesting% second period			20.00%
vesting% fourth period			40.00%
vesting% third period			30.00%
Maximum number of warrants | shares			500,000
Number of warrants granted. | Option	25,000	325,000	350,000
Exercise price.	€ 5.09	€ 4.87
SAR
Share-based payment plans
Contractual term			10 years
vesting% first period			25.00%
vesting% fourth period			25.00%
Number of warrants granted 1 | Option			215,688
vesting% third period			25.00%
Exercise price range 1			€ 8.81